CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Cash and cash equivalents, at carrying value	$ 249,970	$ 309,029	$ 122,699
Restricted cash, current	15,535	8,110	4,361
Restricted cash, non current	56,156	54,845	64,168
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	321,661	$ 371,984	$ 191,228	$ 267,054
Recourse Debt [Member]
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum cash requirement	$ 20,000
Debt instrument, covenant compliance, minimum cash requirement, percentage	5.00%
Non Recourse Debt [Member]
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum cash requirement	$ 10,000